Goodwill, Reporting Unit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 1,090.9	[1],[2]	$ 1,041.3	[1],[2]	$ 984.7	[1]
United States [Member]
Goodwill [Line Items]
Goodwill	504.0		504.0
France [Member]
Goodwill [Line Items]
Goodwill	87.3		83.8
United Kingdom [Member]
Goodwill [Line Items]
Goodwill	84.6		54.0
Netherlands [Member]
Goodwill [Line Items]
Goodwill	84.1		80.7
Right Management [Member]
Goodwill [Line Items]
Goodwill	62.1		62.1
Other reporting units [Member]
Goodwill [Line Items]
Goodwill	$ 268.8		$ 256.7

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2012, December 31, 2012 and December 31, 2013.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2013 and 2012.